Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LAZARD RETIREMENT SERIES INC
Entity Central Index Key	0001033669
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000028478
Shareholder Report [Line Items]
Fund Name	Lazard Retirement International Equity Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Retirement International Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Service Shares	$62	1.12%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	MSCI EAFE Index
06/15	$10,000	$10,000
07/15	$10,207	$10,208
08/15	$9,538	$9,457
09/15	$9,159	$8,977
10/15	$9,672	$9,678
11/15	$9,642	$9,528
12/15	$9,414	$9,399
01/16	$8,954	$8,720
02/16	$8,724	$8,560
03/16	$9,337	$9,117
04/16	$9,445	$9,381
05/16	$9,445	$9,296
06/16	$9,176	$8,984
07/16	$9,391	$9,439
08/16	$9,294	$9,445
09/16	$9,464	$9,562
10/16	$9,025	$9,366
11/16	$8,856	$9,179
12/16	$9,011	$9,493
01/17	$9,135	$9,769
02/17	$9,236	$9,908
03/17	$9,501	$10,181
04/17	$9,774	$10,440
05/17	$10,140	$10,823
06/17	$10,077	$10,804
07/17	$10,412	$11,116
08/17	$10,373	$11,112
09/17	$10,562	$11,388
10/17	$10,728	$11,561
11/17	$10,893	$11,682
12/17	$11,023	$11,870
01/18	$11,572	$12,465
02/18	$10,952	$11,903
03/18	$10,982	$11,688
04/18	$10,992	$11,955
05/18	$10,840	$11,686
06/18	$10,697	$11,543
07/18	$10,860	$11,828
08/18	$10,654	$11,599
09/18	$10,766	$11,700
10/18	$9,971	$10,769
11/18	$9,961	$10,755
12/18	$9,489	$10,233
01/19	$10,019	$10,906
02/19	$10,361	$11,184
03/19	$10,438	$11,254
04/19	$10,736	$11,570
05/19	$10,383	$11,015
06/19	$10,968	$11,668
07/19	$10,747	$11,520
08/19	$10,519	$11,222
09/19	$10,785	$11,543
10/19	$11,007	$11,958
11/19	$11,095	$12,093
12/19	$11,483	$12,486
01/20	$11,272	$12,225
02/20	$10,442	$11,120
03/20	$8,814	$9,636
04/20	$9,323	$10,258
05/20	$9,811	$10,705
06/20	$10,076	$11,069
07/20	$10,486	$11,327
08/20	$11,048	$11,910
09/20	$10,802	$11,600
10/20	$10,322	$11,137
11/20	$11,844	$12,863
12/20	$12,429	$13,461
01/21	$12,160	$13,318
02/21	$12,324	$13,617
03/21	$12,640	$13,930
04/21	$13,073	$14,349
05/21	$13,377	$14,817
06/21	$13,108	$14,650
07/21	$13,178	$14,761
08/21	$13,513	$15,021
09/21	$13,106	$14,585
10/21	$13,441	$14,944
11/21	$12,688	$14,248
12/21	$13,154	$14,978
01/22	$12,640	$14,254
02/22	$12,436	$14,002
03/22	$12,257	$14,092
04/22	$11,516	$13,180
05/22	$11,827	$13,279
06/22	$10,870	$12,047
07/22	$11,288	$12,647
08/22	$10,645	$12,047
09/22	$9,675	$10,920
10/22	$10,139	$11,507
11/22	$11,334	$12,803
12/22	$11,180	$12,813
01/23	$12,192	$13,851
02/23	$11,812	$13,562
03/23	$12,150	$13,898
04/23	$12,319	$14,290
05/23	$11,855	$13,685
06/23	$12,614	$14,308
07/23	$12,853	$14,771
08/23	$12,399	$14,205
09/23	$11,915	$13,720
10/23	$11,530	$13,164
11/23	$12,542	$14,386
12/23	$12,955	$15,150
01/24	$12,841	$15,237
02/24	$13,297	$15,516
03/24	$13,767	$16,026
04/24	$13,283	$15,616
05/24	$13,953	$16,221
06/24	$13,639	$15,959
07/24	$14,238	$16,427
08/24	$14,845	$16,961
09/24	$14,992	$17,118
10/24	$14,051	$16,187
11/24	$14,036	$16,095
12/24	$13,684	$15,729
01/25	$14,492	$16,556
02/25	$14,933	$16,877
03/25	$14,874	$16,809
04/25	$15,462	$17,579
05/25	$16,256	$18,383
06/25	$16,741	$18,788

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Service Shares	22.74%	10.69%	5.29%
MSCI EAFE Index	17.73%	11.16%	6.51%

AssetsNet	$ 120,710,934
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 355,186
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$120,710,934
# of Portfolio Holdings	82
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$355,186

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	20.6%
Industrials	17.8%
Information Technology	12.8%
Consumer Discretionary	12.4%
Materials	8.6%
Consumer Staples	8.3%
Health Care	6.6%
Communication Services	5.5%
Utilities	3.2%
Energy	1.3%
Other (includes short-term investments)	2.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Unilever PLC	2.5%
RELX PLC	2.5%
Thales SA	2.4%
Engie SA	2.1%
AIA Group Ltd.	1.9%
National Bank of Greece SA	1.9%
ASML Holding NV	1.9%
Orange SA	1.9%
MatsukiyoCocokara & Co.	1.7%
ABB Ltd.	1.7%

C000028474
Shareholder Report [Line Items]
Fund Name	Lazard Retirement US Small Cap Equity Select Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Retirement US Small Cap Equity Select Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Service Shares	$53	1.10%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Russell 3000 Index	Russell 2000 Index
06/15	$10,000	$10,000	$10,000
07/15	$9,862	$10,167	$9,884
08/15	$9,260	$9,553	$9,263
09/15	$8,913	$9,275	$8,808
10/15	$9,308	$10,008	$9,304
11/15	$9,619	$10,063	$9,607
12/15	$9,189	$9,857	$9,125
01/16	$8,480	$9,300	$8,322
02/16	$8,579	$9,297	$8,322
03/16	$9,201	$9,952	$8,986
04/16	$9,214	$10,014	$9,127
05/16	$9,313	$10,193	$9,333
06/16	$9,176	$10,214	$9,327
07/16	$9,636	$10,619	$9,884
08/16	$9,745	$10,646	$10,059
09/16	$9,705	$10,663	$10,171
10/16	$9,521	$10,432	$9,687
11/16	$10,323	$10,899	$10,767
12/16	$10,639	$11,112	$11,069
01/17	$10,613	$11,321	$11,113
02/17	$10,836	$11,742	$11,327
03/17	$10,770	$11,750	$11,342
04/17	$10,744	$11,875	$11,466
05/17	$10,889	$11,996	$11,233
06/17	$11,086	$12,104	$11,621
07/17	$11,112	$12,333	$11,708
08/17	$11,018	$12,356	$11,559
09/17	$11,556	$12,658	$12,280
10/17	$11,722	$12,934	$12,385
11/17	$12,067	$13,327	$12,742
12/17	$12,123	$13,460	$12,690
01/18	$12,385	$14,169	$13,022
02/18	$11,861	$13,647	$12,518
03/18	$11,963	$13,373	$12,680
04/18	$12,166	$13,424	$12,789
05/18	$12,501	$13,803	$13,566
06/18	$12,603	$13,893	$13,663
07/18	$12,923	$14,354	$13,901
08/18	$13,237	$14,858	$14,500
09/18	$13,008	$14,883	$14,151
10/18	$11,494	$13,787	$12,614
11/18	$11,846	$14,063	$12,815
12/18	$10,518	$12,754	$11,293
01/19	$11,592	$13,849	$12,563
02/19	$12,097	$14,336	$13,216
03/19	$12,016	$14,545	$12,940
04/19	$12,618	$15,126	$13,379
05/19	$11,836	$14,147	$12,339
06/19	$12,765	$15,141	$13,211
07/19	$12,878	$15,366	$13,287
08/19	$12,503	$15,053	$12,631
09/19	$12,968	$15,317	$12,894
10/19	$13,267	$15,647	$13,233
11/19	$13,400	$16,242	$13,778
12/19	$13,665	$16,711	$14,175
01/20	$13,383	$16,692	$13,721
02/20	$12,304	$15,326	$12,566
03/20	$9,431	$13,218	$9,835
04/20	$10,743	$14,969	$11,186
05/20	$11,407	$15,769	$11,914
06/20	$11,391	$16,130	$12,335
07/20	$11,922	$17,046	$12,677
08/20	$12,249	$18,280	$13,391
09/20	$11,783	$17,615	$12,944
10/20	$12,034	$17,235	$13,215
11/20	$13,756	$19,331	$15,651
12/20	$14,590	$20,201	$17,004
01/21	$14,769	$20,111	$17,860
02/21	$15,863	$20,740	$18,973
03/21	$16,374	$21,483	$19,164
04/21	$17,181	$22,591	$19,566
05/21	$17,199	$22,694	$19,606
06/21	$17,065	$23,253	$19,986
07/21	$16,760	$23,647	$19,265
08/21	$17,022	$24,321	$19,696
09/21	$16,537	$23,230	$19,115
10/21	$17,291	$24,801	$19,928
11/21	$16,537	$24,423	$19,098
12/21	$17,489	$25,385	$19,524
01/22	$16,546	$23,891	$17,645
02/22	$16,653	$23,290	$17,833
03/22	$16,608	$24,045	$18,055
04/22	$15,620	$21,887	$16,265
05/22	$15,593	$21,858	$16,290
06/22	$14,075	$20,029	$14,950
07/22	$15,495	$21,908	$16,511
08/22	$14,847	$21,091	$16,173
09/22	$13,571	$19,135	$14,623
10/22	$14,920	$20,704	$16,233
11/22	$15,642	$21,785	$16,612
12/22	$14,775	$20,509	$15,534
01/23	$15,967	$21,922	$17,048
02/23	$15,582	$21,409	$16,760
03/23	$15,052	$21,982	$15,959
04/23	$14,715	$22,216	$15,673
05/23	$14,245	$22,303	$15,528
06/23	$15,305	$23,825	$16,790
07/23	$16,064	$24,680	$17,817
08/23	$15,437	$24,203	$16,926
09/23	$14,751	$23,050	$15,929
10/23	$13,980	$22,439	$14,843
11/23	$14,968	$24,532	$16,186
12/23	$16,256	$25,833	$18,164
01/24	$15,907	$26,119	$17,457
02/24	$16,738	$27,533	$18,445
03/24	$17,376	$28,421	$19,105
04/24	$16,353	$27,171	$17,760
05/24	$17,087	$28,454	$18,651
06/24	$16,762	$29,335	$18,479
07/24	$17,689	$29,880	$20,356
08/24	$18,001	$30,531	$20,052
09/24	$18,238	$31,162	$20,192
10/24	$17,826	$30,934	$19,900
11/24	$19,375	$32,991	$22,083
12/24	$18,063	$31,983	$20,260
01/25	$19,050	$32,993	$20,791
02/25	$17,751	$32,360	$19,679
03/25	$16,314	$30,473	$18,339
04/25	$15,802	$30,268	$17,916
05/25	$16,102	$32,187	$18,872
06/25	$16,827	$33,822	$19,898

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Service Shares	0.39%	8.12%	5.34%
Russell 3000 Index	15.30%	15.96%	12.96%
Russell 2000 Index	7.68%	10.04%	7.12%

AssetsNet	$ 37,079,858
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 87,703
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$37,079,858
# of Portfolio Holdings	75
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$87,703

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Industrials	20.4%
Financials	17.5%
Health Care	16.1%
Consumer Discretionary	11.4%
Information Technology	11.2%
Consumer Staples	6.2%
Energy	4.4%
Real Estate	4.3%
Communication Services	3.8%
Materials	3.5%
Other (includes short-term investments)	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

BankUnited, Inc.	2.4%
CubeSmart	2.3%
ABM Industries, Inc.	2.3%
First American Financial Corp.	2.3%
Reinsurance Group of America, Inc.	2.3%
Wintrust Financial Corp.	2.2%
StepStone Group, Inc., Class A	2.2%
Casella Waste Systems, Inc., Class A	2.1%
DigitalOcean Holdings, Inc.	2.0%
Middleby Corp.	2.0%

C000028469
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Emerging Markets Equity Portfolio
Class Name	Investor Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Shares	$63	1.15%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,473	$9,307
08/15	$8,555	$8,465
09/15	$8,114	$8,210
10/15	$8,668	$8,796
11/15	$8,463	$8,453
12/15	$8,084	$8,265
01/16	$7,870	$7,728
02/16	$7,724	$7,716
03/16	$8,813	$8,737
04/16	$9,090	$8,784
05/16	$8,740	$8,457
06/16	$9,251	$8,795
07/16	$9,689	$9,237
08/16	$9,821	$9,467
09/16	$10,067	$9,588
10/16	$10,135	$9,611
11/16	$9,571	$9,169
12/16	$9,791	$9,189
01/17	$10,292	$9,692
02/17	$10,583	$9,989
03/17	$10,852	$10,241
04/17	$11,042	$10,465
05/17	$11,131	$10,774
06/17	$11,079	$10,883
07/17	$11,680	$11,531
08/17	$11,911	$11,789
09/17	$11,815	$11,742
10/17	$12,091	$12,153
11/17	$12,054	$12,178
12/17	$12,546	$12,615
01/18	$13,563	$13,666
02/18	$12,960	$13,036
03/18	$12,788	$12,794
04/18	$12,417	$12,737
05/18	$11,572	$12,286
06/18	$11,044	$11,775
07/18	$11,367	$12,034
08/18	$10,773	$11,709
09/18	$10,865	$11,646
10/18	$10,293	$10,632
11/18	$10,622	$11,070
12/18	$10,247	$10,777
01/19	$11,417	$11,721
02/19	$11,064	$11,747
03/19	$11,003	$11,846
04/19	$11,257	$12,095
05/19	$10,755	$11,217
06/19	$11,317	$11,918
07/19	$11,080	$11,772
08/19	$10,503	$11,198
09/19	$10,887	$11,412
10/19	$11,310	$11,893
11/19	$11,304	$11,876
12/19	$12,129	$12,763
01/20	$11,394	$12,168
02/20	$10,603	$11,526
03/20	$8,437	$9,751
04/20	$9,016	$10,644
05/20	$9,194	$10,725
06/20	$9,450	$11,514
07/20	$9,935	$12,543
08/20	$9,816	$12,820
09/20	$9,661	$12,614
10/20	$9,644	$12,874
11/20	$11,045	$14,065
12/20	$12,003	$15,099
01/21	$12,015	$15,562
02/21	$12,262	$15,681
03/21	$12,606	$15,444
04/21	$12,738	$15,828
05/21	$13,404	$16,195
06/21	$13,312	$16,223
07/21	$12,778	$15,132
08/21	$13,121	$15,528
09/21	$12,740	$14,911
10/21	$12,758	$15,058
11/21	$12,200	$14,444
12/21	$12,699	$14,715
01/22	$12,969	$14,436
02/22	$12,388	$14,005
03/22	$12,188	$13,689
04/22	$11,531	$12,927
05/22	$11,918	$12,984
06/22	$10,757	$12,121
07/22	$10,880	$12,092
08/22	$10,751	$12,142
09/22	$9,617	$10,719
10/22	$9,733	$10,386
11/22	$11,098	$11,926
12/22	$10,799	$11,759
01/23	$11,774	$12,687
02/23	$11,354	$11,864
03/23	$11,659	$12,224
04/23	$11,768	$12,085
05/23	$11,506	$11,882
06/23	$12,244	$12,333
07/23	$12,762	$13,101
08/23	$12,206	$12,294
09/23	$12,090	$11,973
10/23	$11,852	$11,507
11/23	$12,695	$12,428
12/23	$13,241	$12,914
01/24	$12,778	$12,315
02/24	$13,351	$12,900
03/24	$13,563	$13,220
04/24	$13,646	$13,279
05/24	$13,981	$13,354
06/24	$14,341	$13,881
07/24	$14,470	$13,922
08/24	$14,859	$14,147
09/24	$15,718	$15,092
10/24	$14,779	$14,421
11/24	$14,439	$13,902
12/24	$14,259	$13,883
01/25	$14,885	$14,131
02/25	$14,899	$14,200
03/25	$15,145	$14,290
04/25	$15,538	$14,478
05/25	$16,192	$15,095
06/25	$17,205	$16,003

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Investor Shares	19.97%	12.73%	5.58%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

AssetsNet	$ 338,966,737
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 1,502,165
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$338,966,737
# of Portfolio Holdings	87
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,502,165

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	26.9%
Information Technology	18.7%
Communication Services	9.5%
Consumer Discretionary	9.4%
Consumer Staples	7.4%
Industrials	7.1%
Materials	6.7%
Energy	5.4%
Health Care	4.2%
Utilities	1.6%
Other (includes short-term investments)	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SK Hynix, Inc.	3.1%
China Construction Bank Corp., Class H	3.1%
Indus Towers Ltd.	2.2%
KB Financial Group, Inc.	2.2%
OTP Bank Nyrt	2.0%
BB Seguridade Participacoes SA	1.9%
China Merchants Bank Co. Ltd., Class H	1.8%
ASE Technology Holding Co. Ltd.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%

C000028468
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Emerging Markets Equity Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Service Shares	$77	1.40%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,469	$9,307
08/15	$8,549	$8,465
09/15	$8,108	$8,210
10/15	$8,661	$8,796
11/15	$8,448	$8,453
12/15	$8,075	$8,265
01/16	$7,859	$7,728
02/16	$7,710	$7,716
03/16	$8,796	$8,737
04/16	$9,068	$8,784
05/16	$8,718	$8,457
06/16	$9,228	$8,795
07/16	$9,660	$9,237
08/16	$9,790	$9,467
09/16	$10,033	$9,588
10/16	$10,100	$9,611
11/16	$9,538	$9,169
12/16	$9,753	$9,189
01/17	$10,252	$9,692
02/17	$10,538	$9,989
03/17	$10,803	$10,241
04/17	$10,990	$10,465
05/17	$11,078	$10,774
06/17	$11,021	$10,883
07/17	$11,619	$11,531
08/17	$11,846	$11,789
09/17	$11,752	$11,742
10/17	$12,023	$12,153
11/17	$11,981	$12,178
12/17	$12,467	$12,615
01/18	$13,477	$13,666
02/18	$12,874	$13,036
03/18	$12,700	$12,794
04/18	$12,330	$12,737
05/18	$11,484	$12,286
06/18	$10,961	$11,775
07/18	$11,278	$12,034
08/18	$10,690	$11,709
09/18	$10,774	$11,646
10/18	$10,208	$10,632
11/18	$10,531	$11,070
12/18	$10,154	$10,777
01/19	$11,315	$11,721
02/19	$10,959	$11,747
03/19	$10,899	$11,846
04/19	$11,148	$12,095
05/19	$10,645	$11,217
06/19	$11,207	$11,918
07/19	$10,969	$11,772
08/19	$10,393	$11,198
09/19	$10,775	$11,412
10/19	$11,184	$11,893
11/19	$11,178	$11,876
12/19	$11,996	$12,763
01/20	$11,260	$12,168
02/20	$10,480	$11,526
03/20	$8,337	$9,751
04/20	$8,904	$10,644
05/20	$9,084	$10,725
06/20	$9,330	$11,514
07/20	$9,809	$12,543
08/20	$9,685	$12,820
09/20	$9,534	$12,614
10/20	$9,517	$12,874
11/20	$10,896	$14,065
12/20	$11,843	$15,099
01/21	$11,849	$15,562
02/21	$12,084	$15,681
03/21	$12,426	$15,444
04/21	$12,555	$15,828
05/21	$13,205	$16,195
06/21	$13,110	$16,223
07/21	$12,583	$15,132
08/21	$12,919	$15,528
09/21	$12,542	$14,911
10/21	$12,559	$15,058
11/21	$12,005	$14,444
12/21	$12,491	$14,715
01/22	$12,753	$14,436
02/22	$12,182	$14,005
03/22	$11,988	$13,689
04/22	$11,336	$12,927
05/22	$11,713	$12,984
06/22	$10,571	$12,121
07/22	$10,691	$12,092
08/22	$10,561	$12,142
09/22	$9,449	$10,719
10/22	$9,555	$10,386
11/22	$10,892	$11,926
12/22	$10,603	$11,759
01/23	$11,555	$12,687
02/23	$11,135	$11,864
03/23	$11,437	$12,224
04/23	$11,543	$12,085
05/23	$11,283	$11,882
06/23	$12,005	$12,333
07/23	$12,508	$13,101
08/23	$11,962	$12,294
09/23	$11,844	$11,973
10/23	$11,607	$11,507
11/23	$12,435	$12,428
12/23	$12,964	$12,914
01/24	$12,510	$12,315
02/24	$13,063	$12,900
03/24	$13,269	$13,220
04/24	$13,344	$13,279
05/24	$13,673	$13,354
06/24	$14,022	$13,881
07/24	$14,146	$13,922
08/24	$14,519	$14,147
09/24	$15,362	$15,092
10/24	$14,442	$14,421
11/24	$14,108	$13,902
12/24	$13,928	$13,883
01/25	$14,532	$14,131
02/25	$14,539	$14,200
03/25	$14,783	$14,290
04/25	$15,163	$14,478
05/25	$15,800	$15,095
06/25	$16,784	$16,003

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Service Shares	19.70%	12.46%	5.31%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

AssetsNet	$ 338,966,737
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 1,502,165
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$338,966,737
# of Portfolio Holdings	87
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,502,165

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	26.9%
Information Technology	18.7%
Communication Services	9.5%
Consumer Discretionary	9.4%
Consumer Staples	7.4%
Industrials	7.1%
Materials	6.7%
Energy	5.4%
Health Care	4.2%
Utilities	1.6%
Other (includes short-term investments)	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SK Hynix, Inc.	3.1%
China Construction Bank Corp., Class H	3.1%
Indus Towers Ltd.	2.2%
KB Financial Group, Inc.	2.2%
OTP Bank Nyrt	2.0%
BB Seguridade Participacoes SA	1.9%
China Merchants Bank Co. Ltd., Class H	1.8%
ASE Technology Holding Co. Ltd.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%

C000113248
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Class Name	Investor Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Shares	$46	0.90%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	MSCI World Index	GDMA Index
12/18	$10,000	$10,000	$10,000
01/19	$10,551	$10,000	$10,000
02/19	$10,749	$10,301	$10,122
03/19	$10,870	$10,436	$10,251
04/19	$10,999	$10,806	$10,418
05/19	$10,672	$10,183	$10,188
06/19	$11,189	$10,854	$10,637
07/19	$11,197	$10,907	$10,648
08/19	$11,097	$10,684	$10,647
09/19	$11,157	$10,912	$10,707
10/19	$11,304	$11,189	$10,879
11/19	$11,494	$11,501	$10,989
12/19	$11,779	$11,845	$11,185
01/20	$11,736	$11,773	$11,223
02/20	$10,968	$10,778	$10,786
03/20	$9,975	$9,352	$9,952
04/20	$10,208	$10,373	$10,593
05/20	$10,424	$10,874	$10,872
06/20	$10,571	$11,162	$11,064
07/20	$10,950	$11,696	$11,505
08/20	$11,276	$12,477	$11,881
09/20	$11,083	$12,047	$11,654
10/20	$10,899	$11,678	$11,481
11/20	$11,549	$13,171	$12,320
12/20	$11,892	$13,729	$12,663
01/21	$11,760	$13,593	$12,545
02/21	$11,804	$13,941	$12,598
03/21	$11,997	$14,405	$12,686
04/21	$12,375	$15,075	$13,061
05/21	$12,542	$15,292	$13,217
06/21	$12,613	$15,520	$13,257
07/21	$12,859	$15,798	$13,464
08/21	$13,048	$16,191	$13,603
09/21	$12,569	$15,519	$13,200
10/21	$13,085	$16,398	$13,558
11/21	$12,904	$16,039	$13,390
12/21	$13,338	$16,724	$13,666
01/22	$12,705	$15,839	$13,165
02/22	$12,479	$15,439	$12,920
03/22	$12,370	$15,862	$12,901
04/22	$11,538	$14,545	$12,011
05/22	$11,584	$14,556	$12,032
06/22	$10,969	$13,295	$11,318
07/22	$11,421	$14,350	$11,888
08/22	$10,917	$13,750	$11,405
09/22	$10,205	$12,472	$10,582
10/22	$10,465	$13,368	$10,925
11/22	$11,119	$14,297	$11,562
12/22	$11,033	$13,690	$11,348
01/23	$11,456	$14,659	$11,936
02/23	$11,061	$14,307	$11,594
03/23	$11,398	$14,749	$11,956
04/23	$11,533	$15,007	$12,087
05/23	$11,264	$14,857	$11,909
06/23	$11,639	$15,756	$12,269
07/23	$11,812	$16,285	$12,517
08/23	$11,632	$15,896	$12,282
09/23	$11,194	$15,210	$11,838
10/23	$10,990	$14,769	$11,595
11/23	$11,744	$16,154	$12,431
12/23	$12,253	$16,947	$12,995
01/24	$12,304	$17,150	$12,983
02/24	$12,569	$17,877	$13,176
03/24	$12,864	$18,452	$13,424
04/24	$12,416	$17,766	$13,006
05/24	$12,844	$18,560	$13,381
06/24	$12,926	$18,937	$13,527
07/24	$13,262	$19,271	$13,833
08/24	$13,618	$19,780	$14,180
09/24	$13,781	$20,143	$14,430
10/24	$13,414	$19,743	$14,045
11/24	$13,720	$20,649	$14,391
12/24	$13,313	$20,111	$14,049
01/25	$13,639	$20,821	$14,337
02/25	$13,710	$20,671	$14,388
03/25	$13,506	$19,750	$14,112
04/25	$13,598	$19,926	$14,382
05/25	$13,903	$21,105	$14,782
06/25	$14,270	$22,016	$15,241

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 12/31/18
Investor Shares	10.40%	6.19%	5.63%
MSCI World Index	16.26%	14.55%	14.22%
GDMA Index	12.67%	6.62%	7.45%

Performance Inception Date	Dec. 31, 2018
AssetsNet	$ 211,207,426
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 632,928
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$211,207,426
# of Portfolio Holdings	515
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$632,928

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Sovereign Debt	22.1%
Financials	14.5%
Information Technology	12.1%
Industrials	8.3%
Consumer Staples	7.4%
Communication Services	6.4%
Health Care	6.1%
Consumer Discretionary	6.0%
U.S. Treasury Securities	4.9%
Exchange-Traded Funds	4.0%
Other (includes short-term investments)	8.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

iShares MSCI World ETF	4.0%
U.S. Treasury Notes 4.125% due 11/15/32	2.1%
NVIDIA Corp.	1.9%
Microsoft Corp.	1.7%
Amazon.com, Inc.	1.7%
Apple, Inc.	1.4%
U.S. Treasury Bonds 1.750% due 08/15/41	1.2%
Novartis AG	1.0%
Alphabet, Inc., Class C	0.9%
Meta Platforms, Inc., Class A	0.9%

C000113249
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Service Shares	$54	1.05%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	MSCI World Index	GDMA Index
06/15	$10,000	$10,000	$10,000
07/15	$10,141	$10,179	$10,101
08/15	$9,632	$9,506	$9,773
09/15	$9,498	$9,155	$9,617
10/15	$9,942	$9,881	$10,009
11/15	$9,900	$9,832	$9,901
12/15	$9,815	$9,659	$9,840
01/16	$9,499	$9,081	$9,588
02/16	$9,448	$9,013	$9,659
03/16	$9,960	$9,625	$10,118
04/16	$10,037	$9,777	$10,265
05/16	$10,028	$9,832	$10,225
06/16	$10,062	$9,722	$10,317
07/16	$10,344	$10,133	$10,574
08/16	$10,259	$10,141	$10,553
09/16	$10,328	$10,195	$10,610
10/16	$10,071	$9,998	$10,360
11/16	$10,011	$10,142	$10,228
12/16	$10,139	$10,384	$10,327
01/17	$10,362	$10,635	$10,510
02/17	$10,602	$10,930	$10,681
03/17	$10,714	$11,046	$10,746
04/17	$10,894	$11,210	$10,886
05/17	$11,108	$11,447	$11,085
06/17	$11,134	$11,491	$11,102
07/17	$11,391	$11,766	$11,328
08/17	$11,459	$11,783	$11,392
09/17	$11,641	$12,047	$11,469
10/17	$11,822	$12,275	$11,555
11/17	$12,098	$12,541	$11,745
12/17	$12,220	$12,710	$11,844
01/18	$12,746	$13,381	$12,228
02/18	$12,265	$12,827	$11,920
03/18	$12,166	$12,547	$11,854
04/18	$12,157	$12,692	$11,827
05/18	$12,211	$12,771	$11,819
06/18	$12,148	$12,765	$11,790
07/18	$12,428	$13,164	$11,964
08/18	$12,563	$13,327	$12,044
09/18	$12,590	$13,401	$12,026
10/18	$11,845	$12,417	$11,517
11/18	$11,954	$12,558	$11,601
12/18	$11,418	$11,603	$11,277
01/19	$12,047	$12,506	$11,802
02/19	$12,273	$12,882	$11,945
03/19	$12,411	$13,051	$12,098
04/19	$12,558	$13,514	$12,295
05/19	$12,185	$12,734	$12,023
06/19	$12,775	$13,573	$12,553
07/19	$12,785	$13,640	$12,567
08/19	$12,670	$13,361	$12,566
09/19	$12,749	$13,646	$12,636
10/19	$12,907	$13,993	$12,838
11/19	$13,123	$14,383	$12,969
12/19	$13,449	$14,814	$13,201
01/20	$13,389	$14,723	$13,245
02/20	$12,522	$13,479	$12,729
03/20	$11,380	$11,695	$11,744
04/20	$11,646	$12,973	$12,501
05/20	$11,892	$13,599	$12,831
06/20	$12,059	$13,959	$13,057
07/20	$12,493	$14,627	$13,578
08/20	$12,856	$15,604	$14,021
09/20	$12,635	$15,066	$13,754
10/20	$12,425	$14,604	$13,550
11/20	$13,156	$16,471	$14,539
12/20	$13,557	$17,169	$14,945
01/21	$13,407	$16,999	$14,805
02/21	$13,447	$17,434	$14,867
03/21	$13,668	$18,014	$14,971
04/21	$14,098	$18,853	$15,414
05/21	$14,289	$19,124	$15,598
06/21	$14,369	$19,409	$15,645
07/21	$14,640	$19,757	$15,890
08/21	$14,856	$20,249	$16,054
09/21	$14,299	$19,408	$15,578
10/21	$14,897	$20,507	$16,001
11/21	$14,681	$20,058	$15,802
12/21	$15,176	$20,915	$16,129
01/22	$14,454	$19,808	$15,537
02/22	$14,196	$19,307	$15,248
03/22	$14,072	$19,837	$15,225
04/22	$13,124	$18,189	$14,175
05/22	$13,176	$18,203	$14,200
06/22	$12,475	$16,626	$13,357
07/22	$12,990	$17,946	$14,030
08/22	$12,407	$17,196	$13,459
09/22	$11,596	$15,598	$12,488
10/22	$11,892	$16,718	$12,894
11/22	$12,627	$17,880	$13,645
12/22	$12,539	$17,121	$13,392
01/23	$13,010	$18,332	$14,086
02/23	$12,572	$17,891	$13,683
03/23	$12,944	$18,444	$14,110
04/23	$13,098	$18,768	$14,265
05/23	$12,791	$18,580	$14,054
06/23	$13,207	$19,704	$14,479
07/23	$13,416	$20,366	$14,772
08/23	$13,199	$19,879	$14,495
09/23	$12,700	$19,022	$13,970
10/23	$12,480	$18,470	$13,684
11/23	$13,326	$20,202	$14,671
12/23	$13,895	$21,193	$15,336
01/24	$13,953	$21,448	$15,322
02/24	$14,254	$22,357	$15,550
03/24	$14,591	$23,075	$15,843
04/24	$14,080	$22,218	$15,349
05/24	$14,567	$23,210	$15,792
06/24	$14,660	$23,683	$15,964
07/24	$15,043	$24,100	$16,325
08/24	$15,437	$24,737	$16,734
09/24	$15,611	$25,190	$17,030
10/24	$15,194	$24,690	$16,575
11/24	$15,553	$25,823	$16,984
12/24	$15,089	$25,150	$16,580
01/25	$15,437	$26,038	$16,920
02/25	$15,530	$25,850	$16,980
03/25	$15,286	$24,700	$16,655
04/25	$15,402	$24,919	$16,973
05/25	$15,739	$26,394	$17,446
06/25	$16,156	$27,533	$17,987

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Service Shares	10.21%	6.02%	4.91%
MSCI World Index	16.26%	14.55%	10.66%
GDMA Index	12.67%	6.62%	6.05%

AssetsNet	$ 211,207,426
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 632,928
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$211,207,426
# of Portfolio Holdings	515
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$632,928

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Sovereign Debt	22.1%
Financials	14.5%
Information Technology	12.1%
Industrials	8.3%
Consumer Staples	7.4%
Communication Services	6.4%
Health Care	6.1%
Consumer Discretionary	6.0%
U.S. Treasury Securities	4.9%
Exchange-Traded Funds	4.0%
Other (includes short-term investments)	8.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

iShares MSCI World ETF	4.0%
U.S. Treasury Notes 4.125% due 11/15/32	2.1%
NVIDIA Corp.	1.9%
Microsoft Corp.	1.7%
Amazon.com, Inc.	1.7%
Apple, Inc.	1.4%
U.S. Treasury Bonds 1.750% due 08/15/41	1.2%
Novartis AG	1.0%
Alphabet, Inc., Class C	0.9%
Meta Platforms, Inc., Class A	0.9%